(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of fund
Fidelity® Adv Tax Managed Stock - CL A
Return Before Taxes	0.21%	-6.20%
Return Before Taxes **	-5.55%	-11.59%
Return After Taxes on Distributions **	-5.55%	-11.59%
Return After Taxes on Distributions and Sale of Fund Shares**	-3.41%	-7.12%
S&P 500 ®	2.31%	-4.02%
Growth Funds Average	2.72%	n/a*

Cumulative total returns show Class A shares' performance in percentage terms over a set period - in this case, six months, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class A shares' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

* Not available

** Including 5.75% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Semiannual Report

Average Annual Total Returns

Average annual returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Class A on September 5, 2001, when the fund started. As the chart shows, by April 30, 2002, without accounting for the effect of taxes, the value of the investment would have been $8,841 - an 11.59% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,598 - a 4.02% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month cumulative total return for the large-cap core funds average was 1.79%. The six month cumulative total return for the large-cap supergroup average was 1.38%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of fund
Fidelity® Adv Tax Managed Stock - CL T
Return Before Taxes	0.11%	-6.30%
Return Before Taxes **	-3.40%	-9.58%
Return After Taxes on Distributions **	-3.40%	-9.58%
Return After Taxes on Distributions and Sale of Fund Shares **	-2.09%	-5.88%
S&P 500	2.31%	-4.02%
Growth Funds Average	2.72%	n/a*

Cumulative total returns show Class T shares' performance in percentage terms over a set period - in this case, six months, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare the Class T share's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

* Not available

** Including 3.50% sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Semiannual Report

Average Annual Total Returns

Average annual returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class T on September 5, 2001, when the fund started. As the chart shows, by April 30, 2002, without accounting for the effect of taxes, the value of the investment would have been $9,042 - a 9.58% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,598 - a 4.02% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month cumulative total return for the large-cap core funds average was 1.79%. The six month cumulative total return for the large-cap supergroup average was 1.38%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Class B shares' contingent deferred sales charge included in the past six months and the life of fund total return figures are 5% and 5%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of fund
Fidelity® Adv Tax Managed Stock - CL B
Return Before Taxes	-0.11%	-6.60%
Return Before Taxes **	-5.10%	-11.27%
Return After Taxes on Distributions **	-5.10%	-11.27%
Return After Taxes on Distributions and Sale of Fund Shares **	-3.13%	-6.92%
S&P 500	2.31%	-4.02%
Growth Funds Average	2.72%	n/a*

Cumulative total returns show Class B shares' performance in percentage terms over a set period - in this case, six months, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class B shares' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

* Not available

** Including contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Semiannual Report

Average Annual Total Returns

Average annual returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class B on September 5, 2001, when the fund started. As the chart shows, by April 30, 2002, without accounting for the effect of taxes, the value of the investment would have been $8,873 - an 11.27% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,598 - a 4.02% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month cumulative total return for the large-cap core funds average was 1.79%. The six month cumulative total return for the large-cap supergroup average was 1.38%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Class C shares' contingent deferred sales charge included in the past six months and the life of fund total return figures are 1% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of fund
Fidelity® Adv Tax Managed Stock - CL C
Return Before Taxes	-0.11%	-6.60%
Return Before Taxes **	-1.11%	-7.53%
Return After Taxes on Distributions **	-1.11%	-7.53%
Return After Taxes on Distributions and Sale of Fund Shares **	-0.68%	-4.63%
S&P 500	2.31%	-4.02%
Growth Funds Average	2.72%	n/a*

Cumulative total returns show Class C shares' performance in percentage terms over a set period - in this case, six months, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Class C shares' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

* Not available

** Including contingent deferred sales charge, if applicable

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Semiannual Report

Average Annual Total Returns

Average annual returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Tax Managed Stock Fund - Class C on September 5, 2001, when the fund started. As the chart shows, by April 30, 2002, without accounting for the effect of taxes, the value of the investment would have been $9,247 - a 7.53% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,598 - a 4.02% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month cumulative total return for the large-cap core funds average was 1.79%. The six month cumulative total return for the large-cap supergroup average was 1.38%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the six months ending April 30, 2002, the fund's Class A, Class T, Class B and Class C shares returned 0.21%, 0.11%, -0.11% and -0.11%, respectively. In comparison, the Standard & Poor's 500 Index returned 2.31%. The Lipper Inc. growth funds average rose 2.72% during the same time frame. Since its inception on September 5, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.20%, -6.30%, -6.60% and -6.60%, respectively, while the S&P 500 index declined 4.02%. Going forward, we'll look at the fund's performance at six- and 12-month intervals.

Q. Why did the fund underperform its benchmarks during the past six months?

A. Disappointing stock selection in three areas of the market - health care, consumer discretionary and financials - caused the disparity. Entering the period, the fund was slightly overweighted in health care stocks, including Bristol-Myers Squibb and Pfizer, which typically perform well during periods of economic weakness. However, a variety of factors, including unfavorable rulings by the Food and Drug Administration and a high number of brand name drugs that lost patent protection, slowed the industry's growth prospects. Elsewhere, having no exposure to strong-performing automotive manufacturers, such as General Motors, held back our return in the consumer discretionary sector, as did owning only about half the index's exposure to the hotel, restaurant and leisure industries, which also did well. Turning to financials, the fund owned more diversified financial companies whose investment banking and brokerage businesses suffered from a poor economic climate, such as Goldman Sachs and Morgan Stanley Dean Witter, while having fewer traditional bank stocks such as fund holding Bank One, a top performer that flourished on expectations that lower interest rates would spur higher demand for loans.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any significant changes to the fund?

A. Yes, I did. I reduced the fund's health care exposure, but the underperformance of our holdings earlier in the period still held back our six-month return. I also significantly cut our exposure to telecommunications, which proved beneficial because this sector had its own set of problems, including price wars, high debt levels and overcapacity. Nonetheless, our emphasis on regional Bell operating companies and long-distance providers with strong balance sheets, including Verizon Communications and Citizens Communications, allowed our collective holdings to hold up relatively well and outperform the telecom issues in the index, despite the sector's negative absolute return. We avoided some of the industry's bigger disappointments, such as WorldCom, Sprint PCS and AT&T Wireless Services.

Q. Did any other strategies work out well?

A. One general theme, in particular, worked out nicely. Using the proceeds from my reductions in health care and telecom, I bought stocks with faster growth potential that were trading at reasonable valuations and could benefit from an improving economy. Reflecting this strategy, the fund moved to an overweighting in selected areas of technology, as well as consumer discretionary, industrials and energy, from an underweighting six months ago. More specifically, adding a new position in temporary labor staffing firm Labor Ready, which rose 95% during the period on expectations that demand for outsourced labor would increase, was helpful. Similarly, our holdings in temporary staffing firm Manpower rallied sharply. In the energy sector, I bolstered the fund's energy services holdings, including new positions in Baker Hughes, Smith International and GlobalSantaFe, all of which appreciated significantly. I was attracted to the higher growth prospects of energy services stocks, which typically respond more significantly to market events than integrated oil and gas producers such as Exxon Mobil, and tend to benefit from an economic upturn as a result of higher demand for energy. During the past six months, this historical trend repeated itself, and we were rewarded for our positioning. For example, GlobalSanteFe rose more than 50% and I sold off the stock for profits, while our position in Exxon Mobil gained nearly 2%. Raising our exposure to semiconductor stocks such as Micron Technology and Intel also worked, as these stocks were top contributors and representative of the industry's cyclical rebound.

Semiannual Report

Q. What's your outlook, Tim?

A. Recent government and industry data continue to show signs of an improving economy, so I'll be looking to further increase the fund's positioning in economically sensitive areas of the market during the next six months. At the same time, though, the fund will remain broadly diversified in a number of industries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of April 30, 2002, more than $10 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

3

Tim Heffernan on managing gains and losses:

"Managing capital gains and losses is an integral part of tax-sensitive investing. Although investors may view capital losses as undesirable, they can help reduce the tax consequences for fund shareholders, if managed appropriately. For example, research downgrades may make stock ´A' no longer attractive, but selling this stock will result in a capital gain, which is typically distributed to shareholders. In these instances, I will take the opportunity to sell some tax lots of another stock at a capital loss to offset the capital gain from the sale of stock ´A.' To make a realistic assessment of the taxes associated with capital gains, each tax lot - a way to identify a security by date and purchase price - is considered a separate holding. Therefore, when I sell, I choose not only which stock to sell, but also which tax lots of each stock to sell.

"Since realized losses can be carried forward for up to seven years, I also view them as increasing my flexibility to improve the fund's long-term positioning. For example, losses enable me to sell certain stocks that are no longer attractive, but that have significant gains and a large tax liability. Offsetting gains of such stocks with banked losses allows me to reinvest the proceeds of such a transaction into a more desirable long-term investment."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.8	5.0
American International Group, Inc.	3.3	2.2
General Electric Co.	2.6	2.4
Wal-Mart Stores, Inc.	2.4	2.4
S&P Depositary Receipts Trust Series 1	2.3	0.0
Pfizer, Inc.	2.3	3.7
Citigroup, Inc.	2.2	2.3
BellSouth Corp.	2.1	1.5
Bank One Corp.	2.0	1.8
Philip Morris Companies, Inc.	2.0	0.9
	25.0
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	14.8
Information Technology	16.0	16.2
Consumer Discretionary	13.7	11.5
Health Care	11.9	14.9
Industrials	10.7	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 98.6%		Stocks and Equity Futures 96.3%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	1.7%	** Foreign investments	2.1%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	1,640	$ 46,576
Household Durables - 0.9%
Black & Decker Corp.	520	25,314
Centex Corp.	740	41,662
Fleetwood Enterprises, Inc.	2,310	24,648
		91,624
Media - 5.3%
AOL Time Warner, Inc. (a)	8,570	163,001
Clear Channel Communications, Inc. (a)	2,340	109,863
Comcast Corp. Class A (special) (a)	1,810	48,418
Cox Communications, Inc. Class A (a)	750	25,043
Fox Entertainment Group, Inc. Class A (a)	3,180	75,048
McGraw-Hill Companies, Inc.	300	19,197
The New York Times Co. Class A	500	23,280
Tribune Co.	628	27,739
Viacom, Inc. Class B (non-vtg.) (a)	1,420	66,882
		558,471
Multiline Retail - 3.4%
Costco Wholesale Corp. (a)	20	804
Kohls Corp. (a)	1,140	84,018
Saks, Inc. (a)	1,100	16,357
Wal-Mart Stores, Inc.	4,522	252,599
		353,778
Specialty Retail - 3.7%
Home Depot, Inc.	4,270	198,000
Lowe's Companies, Inc.	2,840	120,104
The Limited, Inc.	3,520	67,443
		385,547
TOTAL CONSUMER DISCRETIONARY		1,435,996
CONSUMER STAPLES - 10.7%
Beverages - 3.7%
Pepsi Bottling Group, Inc.	2,850	81,624
PepsiCo, Inc.	2,080	107,952
The Coca-Cola Co.	3,610	200,391
		389,967
Food & Drug Retailing - 0.5%
CVS Corp.	1,420	47,542
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.0%
Kraft Foods, Inc. Class A	2,540	$ 104,242
Household Products - 1.3%
Kimberly-Clark Corp.	1,510	98,331
Procter & Gamble Co.	400	36,104
		134,435
Personal Products - 2.2%
Avon Products, Inc.	1,050	58,643
Estee Lauder Companies, Inc. Class A	1,350	48,803
Gillette Co.	3,590	127,373
		234,819
Tobacco - 2.0%
Philip Morris Companies, Inc.	3,770	205,201
TOTAL CONSUMER STAPLES		1,116,206
ENERGY - 7.1%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	1,100	41,448
BJ Services Co. (a)	820	30,127
Cooper Cameron Corp. (a)	700	38,388
ENSCO International, Inc.	710	23,970
Nabors Industries, Inc. (a)	1,140	51,927
Noble Drilling Corp. (a)	940	40,749
Rowan Companies, Inc. (a)	660	16,751
Schlumberger Ltd. (NY Shares)	300	16,425
Smith International, Inc. (a)	410	28,721
Weatherford International, Inc. (a)	830	41,392
		329,898
Oil & Gas - 3.9%
ChevronTexaco Corp.	880	76,339
Conoco, Inc.	2,870	80,504
Exxon Mobil Corp.	3,920	157,466
Royal Dutch Petroleum Co. (NY Shares)	740	38,672
Suncor Energy, Inc.	950	33,007
Valero Energy Corp.	610	26,328
		412,316
TOTAL ENERGY		742,214
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 20.2%
Banks - 5.8%
Bank of America Corp.	1,690	$ 122,491
Bank One Corp.	5,170	211,298
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	1,870	23,843
Banknorth Group, Inc.	970	25,598
Commerce Bancorp, Inc., New Jersey	1,020	50,378
Credit Suisse Group sponsored ADR	800	28,576
Fifth Third Bancorp	820	56,244
Wachovia Corp.	1,530	58,201
Wells Fargo & Co.	700	35,805
		612,434
Diversified Financials - 10.4%
AMBAC Financial Group, Inc.	1,050	66,003
American Express Co.	1,950	79,970
Charles Schwab Corp.	3,700	42,143
Citigroup, Inc.	5,230	226,459
Fannie Mae	1,530	120,763
Freddie Mac	1,050	68,618
Goldman Sachs Group, Inc.	300	23,625
Household International, Inc.	510	29,728
Lehman Brothers Holdings, Inc.	400	23,600
MBNA Corp.	900	31,905
Merrill Lynch & Co., Inc.	670	28,100
Morgan Stanley Dean Witter & Co.	2,190	104,507
S&P Depositary Receipts Trust Series 1	2,230	240,840
		1,086,261
Insurance - 4.0%
AFLAC, Inc.	1,550	46,345
American International Group, Inc.	4,910	339,379
MBIA, Inc.	610	32,897
		418,621
TOTAL FINANCIALS		2,117,316
HEALTH CARE - 11.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	390	20,623
Gilead Sciences, Inc. (a)	760	23,651
MedImmune, Inc. (a)	930	31,062
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	4,070	$ 81,237
Neurocrine Biosciences, Inc. (a)	770	25,325
		181,898
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	650	36,985
Medtronic, Inc.	1,360	60,778
Memry Corp. (a)	6,000	13,800
		111,563
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp. (a)	430	31,549
Trigon Healthcare, Inc. (a)	200	20,132
		51,681
Pharmaceuticals - 8.6%
Abbott Laboratories	1,970	106,282
Barr Laboratories, Inc. (a)	680	45,322
Bristol-Myers Squibb Co.	3,450	99,360
Johnson & Johnson	2,190	139,853
Merck & Co., Inc.	2,450	133,133
Pfizer, Inc.	6,460	234,821
Schering-Plough Corp.	1,600	43,680
Wyeth	1,700	96,900
		899,351
TOTAL HEALTH CARE		1,244,493
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	750	27,510
Lockheed Martin Corp.	650	40,885
Northrop Grumman Corp.	430	51,884
United Technologies Corp.	480	33,682
		153,961
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	1,520	39,520
Northwest Airlines Corp. (a)	1,240	22,866
Ryanair Holdings PLC sponsored ADR (a)	930	28,830
Southwest Airlines Co.	1,430	26,040
		117,256
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 3.8%
Allied Waste Industries, Inc. (a)	1,520	$ 18,453
Avery Dennison Corp.	400	25,620
Cendant Corp. (a)	2,440	43,896
Exult, Inc. (a)	2,650	23,135
First Data Corp.	760	60,412
Labor Ready, Inc. (a)	8,760	78,840
Manpower, Inc.	1,520	61,180
National Processing, Inc. (a)	900	26,865
Paychex, Inc.	500	18,665
Republic Services, Inc. (a)	1,950	38,610
		395,676
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	1,750	69,055
Industrial Conglomerates - 3.2%
General Electric Co.	8,800	277,640
Tyco International Ltd.	3,160	58,302
		335,942
Machinery - 0.5%
Illinois Tool Works, Inc.	320	23,072
Parker Hannifin Corp.	610	30,470
		53,542
TOTAL INDUSTRIALS		1,125,432
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.2%
Brocade Communications System, Inc. (a)	950	24,311
Cisco Systems, Inc. (a)	3,000	43,950
Crown Castle International Corp. (a)	2,230	16,279
Motorola, Inc.	1,730	26,642
Redback Networks, Inc. (a)	2,400	5,424
SBA Communications Corp. Class A (a)	4,610	13,318
		129,924
Computers & Peripherals - 1.7%
Apple Computer, Inc. (a)	1,620	39,317
Dell Computer Corp. (a)	3,760	99,038
Storage Technology Corp. (a)	700	14,406
Sun Microsystems, Inc. (a)	3,600	29,448
		182,209
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	1,300	$ 39,065
Tektronix, Inc. (a)	1,200	26,400
Thermo Electron Corp.	2,900	54,810
Vishay Intertechnology, Inc. (a)	1,900	41,781
		162,056
Internet Software & Services - 0.4%
Overture Services, Inc. (a)	640	21,882
Yahoo!, Inc. (a)	1,400	20,664
		42,546
Semiconductor Equipment & Products - 6.4%
Advanced Micro Devices, Inc. (a)	2,200	24,596
Agere Systems, Inc. Class A (a)	4,910	20,818
Altera Corp. (a)	960	19,738
Analog Devices, Inc. (a)	970	35,851
Fairchild Semiconductor International, Inc. Class A (a)	1,200	32,328
Intel Corp.	5,500	157,355
Intersil Corp. Class A (a)	1,270	34,100
KLA-Tencor Corp. (a)	710	41,869
LAM Research Corp. (a)	1,000	25,660
Linear Technology Corp.	500	19,430
LSI Logic Corp. (a)	1,620	20,817
Micron Technology, Inc. (a)	1,750	41,475
Mykrolis Corp.	0	5
National Semiconductor Corp. (a)	1,410	44,443
NVIDIA Corp. (a)	970	33,766
Semtech Corp. (a)	1,640	52,447
Teradyne, Inc. (a)	1,170	38,552
Xilinx, Inc. (a)	550	20,768
		664,018
Software - 4.7%
Adobe Systems, Inc.	400	15,984
Compuware Corp. (a)	2,310	18,110
Microsoft Corp. (a)	7,680	401,348
Vastera, Inc. (a)	5,390	29,861
VERITAS Software Corp. (a)	1,000	28,340
		493,643
TOTAL INFORMATION TECHNOLOGY		1,674,396
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.6%
Chemicals - 1.0%
Lyondell Chemical Co.	1,570	$ 23,205
Millennium Chemicals, Inc.	2,750	37,538
Praxair, Inc.	770	43,967
		104,710
Containers & Packaging - 0.8%
Applied Extrusion Technologies, Inc. (a)	2,200	15,400
Owens-Illinois, Inc. (a)	1,600	25,632
Pactiv Corp. (a)	1,930	39,893
		80,925
Metals & Mining - 0.8%
Alcan, Inc.	800	29,530
Alcoa, Inc.	1,580	53,767
		83,297
TOTAL MATERIALS		268,932
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.2%
AT&T Corp.	5,390	70,717
BellSouth Corp.	7,140	216,699
Citizens Communications Co.	2,540	23,546
SBC Communications, Inc.	1,290	40,067
Verizon Communications, Inc.	2,250	90,248
		441,277
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	2,650	13,224
TOTAL TELECOMMUNICATION SERVICES		454,501
UTILITIES - 1.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	120	5,496
Cinergy Corp.	850	30,201
Dominion Resources, Inc.	240	15,941
FirstEnergy Corp.	1,160	38,628
TXU Corp.	990	53,876
		144,142
TOTAL COMMON STOCKS (Cost $10,622,756)		10,323,628
Cash Equivalents - 1.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.88%, dated 4/30/02 due 5/1/02 (Cost $185,000)	$ 185,010	$ 185,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,807,756)		10,508,628
NET OTHER ASSETS - (0.4)%		(45,621)
NET ASSETS - 100%		$ 10,463,007
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,771,847 and $6,424,193, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $403 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,866,535. Net unrealized depreciation aggregated $357,907, of which $536,331 related to appreciated investment securities and $894,238 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $185,000) (cost $10,807,756) - See accompanying schedule		$ 10,508,628
Cash		988
Receivable for investments sold		511,021
Receivable for fund shares sold		19,378
Dividends receivable		5,987
Prepaid expenses		9,472
Receivable from investment adviser for expense reductions		351
Total assets		11,055,825
Liabilities
Payable for investments purchased	$ 563,025
Distribution fees payable	5,582
Other payables and accrued expenses	24,211
Total liabilities		592,818
Net Assets		$ 10,463,007
Net Assets consist of:
Paid in capital		$ 11,109,232
Accumulated net investment (loss)		(47,030)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(300,064)
Net unrealized appreciation (depreciation) on investments		(299,131)
Net Assets		$ 10,463,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,759,642 ÷ 187,497 shares)	$ 9.38
Maximum offering price per share (100/94.25 of $9.38)	$ 9.95
Class T: Net Asset Value and redemption price per share ($3,285,592 ÷ 350,591 shares)	$ 9.37
Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($1,738,597 ÷ 186,171 shares) A	$ 9.34
Class C: Net Asset Value and offering price per share ($2,755,560 ÷ 295,097 shares) A	$ 9.34
Institutional Class: Net Asset Value, offering price and redemption price per share ($923,616 ÷ 98,240 shares)	$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,417
Interest		3,920
Total income		45,337
Expenses
Management fee	$ 25,196
Transfer agent fees	8,836
Distribution fees	27,139
Accounting fees and expenses	30,356
Non-interested trustees' compensation	12
Custodian fees and expenses	2,374
Registration fees	99,478
Audit	12,666
Legal	726
Miscellaneous	93
Total expenses before reductions	206,876
Expense reductions	(114,509)	92,367
Net investment income (loss)		(47,030)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(295,632)
Foreign currency transactions	71
Futures contracts	38,443
Total net realized gain (loss)		(257,118)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,928)
Futures contracts	5,106
Total change in net unrealized appreciation (depreciation)		(73,822)
Net gain (loss)		(330,940)
Net increase (decrease) in net assets resulting from operations		$ (377,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (47,030)	$ (4,271)
Net realized gain (loss)	(257,118)	(17,872)
Change in net unrealized appreciation (depreciation)	(73,822)	(225,309)
Net increase (decrease) in net assets resulting from operations	(377,970)	(247,452)
Share transactions - net increase (decrease)	6,104,906	4,983,523
Total increase (decrease) in net assets	5,726,936	4,736,071
Net Assets
Beginning of period	4,736,071	-
End of period (including accumulated net investment loss of $47,030 and $0, respectively)	$ 10,463,007	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	-
Net realized and unrealized gain (loss)	.05H	(.64)
Total from investment operations	.02	(.64)
Net asset value, end of period	$ 9.38	$ 9.36
Total Return B, C, D	.21%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.35% A	8.02% A
Expenses net of voluntary waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.69% A
Net investment income (loss)	(.71)% A	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,760	$ 918
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	.01	(.64)
Net asset value, end of period	$ 9.37	$ 9.36
Total Return B, C, D	.11%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.62% A	8.22% A
Expenses net of voluntary waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	1.94% A
Net investment income (loss)	(.96)% A	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,286	$ 914
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	(.01)	(.65)
Net asset value, end of period	$ 9.34	$ 9.35
Total Return B, C, D	(.11)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.15% A	8.76% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.50% A	2.44% A
Net investment income (loss)	(1.46)% A	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,739	$ 827
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	(.01)	(.65)
Net asset value, end of period	$ 9.34	$ 9.35
Total Return B, C, D	(.11)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	5.14% A	8.71% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.50% A	2.45% A
Net investment income (loss)	(1.46)% A	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756	$ 1,321
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	-
Net realized and unrealized gain (loss)	.05G	(.63)
Total from investment operations	.03	(.63)
Net asset value, end of period	$ 9.40	$ 9.37
Total Return B, C	.32%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	4.12% A	7.70% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.50% A	1.43% A
Net investment income (loss)	(.46)% A	-A
Supplemental Data
Net assets, end of period (000 omitted)	$ 924	$ 756
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period September 5, 2001 (commencement of operations) to October 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,845	$ 996
Class T	.25%	.25%	6,414	1,974
Class B	.75%	.25%	7,169	6,370
Class C	.75%	.25%	11,711	9,230
			$ 27,139	$ 18,570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,144	$ 2,319
Class T	3,143	1,485
Class B	4,626	4,626*
Class C	544	544*
	$ 12,457	$ 8,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,299	.18*
Class T	2,565	.20*
Class B	1,589	.22*
Class C	2,505	.21*
Institutional Class	878	.20*
	$ 8,836

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 19,202
Class T	2.00%	33,689
Class B	2.50%	18,969
Class C	2.50%	30,904
Institutional Class	1.50%	11,628
		$ 114,392

Certain security trades were directed to brokers who paid $110 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7.

7. Other Information.

At the end of the period, FMR or its affiliates held 29% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001 A	2002	2001 A
Class A Shares sold	89,395	98,102	$ 899,918	$ 959,071
Net increase (decrease)	89,395	98,102	$ 899,918	$ 959,071
Class T Shares sold	261,181	97,707	$ 2,606,391	$ 968,948
Shares redeemed	(8,297)	-	(83,275)	-
Net increase (decrease)	252,884	97,707	$ 2,523,116	$ 968,948
Class B Shares sold	108,112	88,383	$ 1,073,346	$ 878,587
Shares redeemed	(10,324)	-	(101,244)	-
Net increase (decrease)	97,788	88,383	$ 972,102	$ 878,587
Class C Shares sold	171,025	141,267	$ 1,704,995	$ 1,370,907
Shares redeemed	(17,195)	-	(170,111)	-
Net increase (decrease)	153,830	141,267	$ 1,534,884	$ 1,370,907
Institutional Class Shares sold	17,585	80,655	$ 174,886	$ 806,010
Net increase (decrease)	17,585	80,655	$ 174,886	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ATMS-SANN-0602 157037
1.772777.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2002	Past 6 months	Life of fund
Fidelity® Adv Tax Managed Stock - Inst CL
Return Before Taxes	0.32%	-6.00%
Return After Taxes on Distributions	0.32%	-6.00%
Return After Taxes on Distributions and Sale of Fund Shares	0.20%	-3.68%
S&P 500®	2.31%	-4.02%
Growth Funds Average	2.72%	n/a*

Cumulative total returns show Institutional Class shares' performance in percentage terms over a set period - in this case, six months, or since the fund started on September 5, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.

After-tax returns are calculated in accordance with SEC methodology. Fund distributions and gains or losses realized upon sale of fund shares are assumed to be taxed at the maximum applicable federal tax rate(s) effective in the year of distribution or sale. A Returns after taxes on distributions and sale of fund shares assume shares are redeemed at the end of the period. After-tax returns do not reflect the impact of state and local taxes or phase-outs of certain tax credits, exemptions and deductions. Tax loss realization may have the effect of generating after-tax returns which exceed pre-tax returns. Actual after-tax returns depend on your tax situation and are not relevant if you hold shares through tax-deferred arrangements such as IRAs or 401(k) plans.

You can compare Institutional Class shares' returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 2,097 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of trading fees and taxes. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page <Click Here> of this report.(dagger)

* Not available

A As of the print date of this report, the maximum marginal ordinary income tax rate (for 2001) was 39.1%.

Semiannual Report

Average Annual Total Returns

Average annual returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Tax Managed Stock Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Tax Managed Stock Fund - Institutional Class on September 5, 2001, when the fund started. As the chart shows, by April 30, 2002, without accounting for the effect of taxes, the value of the investment would have been $9,400 - a 6.00% decrease on the initial investment. For comparison, look at how the Standard & Poor's 500 Index*** did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $9,598 - a 4.02% decrease.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The LipperSM large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of April 30, 2002, the six month cumulative total return for the large-cap core funds average was 1.79%. The six month cumulative total return for the large-cap supergroup average was 1.38%.

*** An index has no associated fees or expenses. The performance of an index does not reflect the impact of taxes.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Small-cap value stocks soundly outperformed large-cap growth stocks during the six-month period ending April 30, 2002. In that time, the Russell 2000® Index, a benchmark of small-cap stock performance, soared 20.03%, and the Russell MidCap® Index, a barometer of mid-cap equity performance, gained 15.24%. In comparison, the large-cap weighted Standard & Poor's 500SM Index struggled to a 2.31% return. Meanwhile, the value-oriented, blue chip proxy Dow Jones Industrial AverageSM returned 10.57%, while the growth-oriented, tech-heavy NASDAQ Composite® Index eked out a 0.04% increase. The six-month period opened on a high note as stocks enjoyed some of their best gains of 2001 in the final two months of the year, thanks to signs of improvement in the U.S. economy, brighter corporate earnings outlooks and a Federal Reserve Board that slashed short-term interest rates to 40-year lows. However, enthusiasm for stocks faded after allegations of questionable accounting practices at several high-profile energy companies. In response, equity markets suffered mild declines or offered tepid returns at best in the first two months of 2002. But a strong March lifted first-quarter stock market performance into positive territory, as gross domestic product and productivity had promising increases. Unfortunately, most of the market's year-to-date gains were wiped out in April, as lingering profit worries and valuation concerns left investor confidence at tenuous levels.

(Portfolio Manager photograph)
An interview with Tim Heffernan, Portfolio Manager of Fidelity Advisor Tax Managed Stock Fund

Q. How did the fund perform, Tim?

A. For the six months ending April 30, 2002, the fund's Institutional Class shares returned 0.32%. In comparison, the Standard & Poor's 500 Index returned 2.31%. The Lipper Inc. growth funds average rose 2.72% during the same time frame. Since its inception on September 5, 2001, the fund's Institutional Class shares returned -6.00%, while the S&P 500 index declined 4.02%. Going forward, we'll look at the fund's performance at six- and 12-month intervals.

Q. Why did the fund underperform its benchmarks during the past six months?

A. Disappointing stock selection in three areas of the market - health care, consumer discretionary and financials - caused the disparity. Entering the period, the fund was slightly overweighted in health care stocks, including Bristol-Myers Squibb and Pfizer, which typically perform well during periods of economic weakness. However, a variety of factors, including unfavorable rulings by the Food and Drug Administration and a high number of brand name drugs that lost patent protection, slowed the industry's growth prospects. Elsewhere, having no exposure to strong-performing automotive manufacturers, such as General Motors, held back our return in the consumer discretionary sector, as did owning only about half the index's exposure to the hotel, restaurant and leisure industries, which also did well. Turning to financials, the fund owned more diversified financial companies whose investment banking and brokerage businesses suffered from a poor economic climate, such as Goldman Sachs and Morgan Stanley Dean Witter, while having fewer traditional bank stocks such as fund holding Bank One, a top performer that flourished on expectations that lower interest rates would spur higher demand for loans.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did you make any significant changes to the fund?

A. Yes, I did. I reduced the fund's health care exposure, but the underperformance of our holdings earlier in the period still held back our six-month return. I also significantly cut our exposure to telecommunications, which proved beneficial because this sector had its own set of problems, including price wars, high debt levels and overcapacity. Nonetheless, our emphasis on regional Bell operating companies and long-distance providers with strong balance sheets, including Verizon Communications and Citizens Communications, allowed our collective holdings to hold up relatively well and outperform the telecom issues in the index, despite the sector's negative absolute return. We avoided some of the industry's bigger disappointments, such as WorldCom, Sprint PCS and AT&T Wireless Services.

Q. Did any other strategies work out well?

A. One general theme, in particular, worked out nicely. Using the proceeds from my reductions in health care and telecom, I bought stocks with faster growth potential that were trading at reasonable valuations and could benefit from an improving economy. Reflecting this strategy, the fund moved to an overweighting in selected areas of technology, as well as consumer discretionary, industrials and energy, from an underweighting six months ago. More specifically, adding a new position in temporary labor staffing firm Labor Ready, which rose 95% during the period on expectations that demand for outsourced labor would increase, was helpful. Similarly, our holdings in temporary staffing firm Manpower rallied sharply. In the energy sector, I bolstered the fund's energy services holdings, including new positions in Baker Hughes, Smith International and GlobalSantaFe, all of which appreciated significantly. I was attracted to the higher growth prospects of energy services stocks, which typically respond more significantly to market events than integrated oil and gas producers such as Exxon Mobil, and tend to benefit from an economic upturn as a result of higher demand for energy. During the past six months, this historical trend repeated itself, and we were rewarded for our positioning. For example, GlobalSanteFe rose more than 50% and I sold off the stock for profits, while our position in Exxon Mobil gained nearly 2%. Raising our exposure to semiconductor stocks such as Micron Technology and Intel also worked, as these stocks were top contributors and representative of the industry's cyclical rebound.

Semiannual Report

Q. What's your outlook, Tim?

A. Recent government and industry data continue to show signs of an improving economy, so I'll be looking to further increase the fund's positioning in economically sensitive areas of the market during the next six months. At the same time, though, the fund will remain broadly diversified in a number of industries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks long-term growth of capital by investing mainly in equity securities and attempting to reduce the impact of federal taxes on shareholder investment returns

Start date: September 5, 2001

Size: as of April 30, 2002, more than $10 million

Manager: Tim Heffernan, since inception; joined Fidelity in 1984

3

Tim Heffernan on managing gains and losses:

"Managing capital gains and losses is an integral part of tax-sensitive investing. Although investors may view capital losses as undesirable, they can help reduce the tax consequences for fund shareholders, if managed appropriately. For example, research downgrades may make stock ´A' no longer attractive, but selling this stock will result in a capital gain, which is typically distributed to shareholders. In these instances, I will take the opportunity to sell some tax lots of another stock at a capital loss to offset the capital gain from the sale of stock ´A.' To make a realistic assessment of the taxes associated with capital gains, each tax lot - a way to identify a security by date and purchase price - is considered a separate holding. Therefore, when I sell, I choose not only which stock to sell, but also which tax lots of each stock to sell.

"Since realized losses can be carried forward for up to seven years, I also view them as increasing my flexibility to improve the fund's long-term positioning. For example, losses enable me to sell certain stocks that are no longer attractive, but that have significant gains and a large tax liability. Offsetting gains of such stocks with banked losses allows me to reinvest the proceeds of such a transaction into a more desirable long-term investment."

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.8	5.0
American International Group, Inc.	3.3	2.2
General Electric Co.	2.6	2.4
Wal-Mart Stores, Inc.	2.4	2.4
S&P Depositary Receipts Trust Series 1	2.3	0.0
Pfizer, Inc.	2.3	3.7
Citigroup, Inc.	2.2	2.3
BellSouth Corp.	2.1	1.5
Bank One Corp.	2.0	1.8
Philip Morris Companies, Inc.	2.0	0.9
	25.0
Top Five Market Sectors as of April 30, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	14.8
Information Technology	16.0	16.2
Consumer Discretionary	13.7	11.5
Health Care	11.9	14.9
Industrials	10.7	10.6
Asset Allocation (% of fund's net assets)
As of April 30, 2002 *		As of October 31, 2001 **
	Stocks 98.6%		Stocks and Equity Futures 96.3%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	1.7%	** Foreign investments	2.1%

Semiannual Report

Investments April 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.7%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	1,640	$ 46,576
Household Durables - 0.9%
Black & Decker Corp.	520	25,314
Centex Corp.	740	41,662
Fleetwood Enterprises, Inc.	2,310	24,648
		91,624
Media - 5.3%
AOL Time Warner, Inc. (a)	8,570	163,001
Clear Channel Communications, Inc. (a)	2,340	109,863
Comcast Corp. Class A (special) (a)	1,810	48,418
Cox Communications, Inc. Class A (a)	750	25,043
Fox Entertainment Group, Inc. Class A (a)	3,180	75,048
McGraw-Hill Companies, Inc.	300	19,197
The New York Times Co. Class A	500	23,280
Tribune Co.	628	27,739
Viacom, Inc. Class B (non-vtg.) (a)	1,420	66,882
		558,471
Multiline Retail - 3.4%
Costco Wholesale Corp. (a)	20	804
Kohls Corp. (a)	1,140	84,018
Saks, Inc. (a)	1,100	16,357
Wal-Mart Stores, Inc.	4,522	252,599
		353,778
Specialty Retail - 3.7%
Home Depot, Inc.	4,270	198,000
Lowe's Companies, Inc.	2,840	120,104
The Limited, Inc.	3,520	67,443
		385,547
TOTAL CONSUMER DISCRETIONARY		1,435,996
CONSUMER STAPLES - 10.7%
Beverages - 3.7%
Pepsi Bottling Group, Inc.	2,850	81,624
PepsiCo, Inc.	2,080	107,952
The Coca-Cola Co.	3,610	200,391
		389,967
Food & Drug Retailing - 0.5%
CVS Corp.	1,420	47,542
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 1.0%
Kraft Foods, Inc. Class A	2,540	$ 104,242
Household Products - 1.3%
Kimberly-Clark Corp.	1,510	98,331
Procter & Gamble Co.	400	36,104
		134,435
Personal Products - 2.2%
Avon Products, Inc.	1,050	58,643
Estee Lauder Companies, Inc. Class A	1,350	48,803
Gillette Co.	3,590	127,373
		234,819
Tobacco - 2.0%
Philip Morris Companies, Inc.	3,770	205,201
TOTAL CONSUMER STAPLES		1,116,206
ENERGY - 7.1%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	1,100	41,448
BJ Services Co. (a)	820	30,127
Cooper Cameron Corp. (a)	700	38,388
ENSCO International, Inc.	710	23,970
Nabors Industries, Inc. (a)	1,140	51,927
Noble Drilling Corp. (a)	940	40,749
Rowan Companies, Inc. (a)	660	16,751
Schlumberger Ltd. (NY Shares)	300	16,425
Smith International, Inc. (a)	410	28,721
Weatherford International, Inc. (a)	830	41,392
		329,898
Oil & Gas - 3.9%
ChevronTexaco Corp.	880	76,339
Conoco, Inc.	2,870	80,504
Exxon Mobil Corp.	3,920	157,466
Royal Dutch Petroleum Co. (NY Shares)	740	38,672
Suncor Energy, Inc.	950	33,007
Valero Energy Corp.	610	26,328
		412,316
TOTAL ENERGY		742,214
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 20.2%
Banks - 5.8%
Bank of America Corp.	1,690	$ 122,491
Bank One Corp.	5,170	211,298
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	1,870	23,843
Banknorth Group, Inc.	970	25,598
Commerce Bancorp, Inc., New Jersey	1,020	50,378
Credit Suisse Group sponsored ADR	800	28,576
Fifth Third Bancorp	820	56,244
Wachovia Corp.	1,530	58,201
Wells Fargo & Co.	700	35,805
		612,434
Diversified Financials - 10.4%
AMBAC Financial Group, Inc.	1,050	66,003
American Express Co.	1,950	79,970
Charles Schwab Corp.	3,700	42,143
Citigroup, Inc.	5,230	226,459
Fannie Mae	1,530	120,763
Freddie Mac	1,050	68,618
Goldman Sachs Group, Inc.	300	23,625
Household International, Inc.	510	29,728
Lehman Brothers Holdings, Inc.	400	23,600
MBNA Corp.	900	31,905
Merrill Lynch & Co., Inc.	670	28,100
Morgan Stanley Dean Witter & Co.	2,190	104,507
S&P Depositary Receipts Trust Series 1	2,230	240,840
		1,086,261
Insurance - 4.0%
AFLAC, Inc.	1,550	46,345
American International Group, Inc.	4,910	339,379
MBIA, Inc.	610	32,897
		418,621
TOTAL FINANCIALS		2,117,316
HEALTH CARE - 11.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	390	20,623
Gilead Sciences, Inc. (a)	760	23,651
MedImmune, Inc. (a)	930	31,062
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	4,070	$ 81,237
Neurocrine Biosciences, Inc. (a)	770	25,325
		181,898
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	650	36,985
Medtronic, Inc.	1,360	60,778
Memry Corp. (a)	6,000	13,800
		111,563
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp. (a)	430	31,549
Trigon Healthcare, Inc. (a)	200	20,132
		51,681
Pharmaceuticals - 8.6%
Abbott Laboratories	1,970	106,282
Barr Laboratories, Inc. (a)	680	45,322
Bristol-Myers Squibb Co.	3,450	99,360
Johnson & Johnson	2,190	139,853
Merck & Co., Inc.	2,450	133,133
Pfizer, Inc.	6,460	234,821
Schering-Plough Corp.	1,600	43,680
Wyeth	1,700	96,900
		899,351
TOTAL HEALTH CARE		1,244,493
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	750	27,510
Lockheed Martin Corp.	650	40,885
Northrop Grumman Corp.	430	51,884
United Technologies Corp.	480	33,682
		153,961
Airlines - 1.1%
Continental Airlines, Inc. Class B (a)	1,520	39,520
Northwest Airlines Corp. (a)	1,240	22,866
Ryanair Holdings PLC sponsored ADR (a)	930	28,830
Southwest Airlines Co.	1,430	26,040
		117,256
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 3.8%
Allied Waste Industries, Inc. (a)	1,520	$ 18,453
Avery Dennison Corp.	400	25,620
Cendant Corp. (a)	2,440	43,896
Exult, Inc. (a)	2,650	23,135
First Data Corp.	760	60,412
Labor Ready, Inc. (a)	8,760	78,840
Manpower, Inc.	1,520	61,180
National Processing, Inc. (a)	900	26,865
Paychex, Inc.	500	18,665
Republic Services, Inc. (a)	1,950	38,610
		395,676
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	1,750	69,055
Industrial Conglomerates - 3.2%
General Electric Co.	8,800	277,640
Tyco International Ltd.	3,160	58,302
		335,942
Machinery - 0.5%
Illinois Tool Works, Inc.	320	23,072
Parker Hannifin Corp.	610	30,470
		53,542
TOTAL INDUSTRIALS		1,125,432
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.2%
Brocade Communications System, Inc. (a)	950	24,311
Cisco Systems, Inc. (a)	3,000	43,950
Crown Castle International Corp. (a)	2,230	16,279
Motorola, Inc.	1,730	26,642
Redback Networks, Inc. (a)	2,400	5,424
SBA Communications Corp. Class A (a)	4,610	13,318
		129,924
Computers & Peripherals - 1.7%
Apple Computer, Inc. (a)	1,620	39,317
Dell Computer Corp. (a)	3,760	99,038
Storage Technology Corp. (a)	700	14,406
Sun Microsystems, Inc. (a)	3,600	29,448
		182,209
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	1,300	$ 39,065
Tektronix, Inc. (a)	1,200	26,400
Thermo Electron Corp.	2,900	54,810
Vishay Intertechnology, Inc. (a)	1,900	41,781
		162,056
Internet Software & Services - 0.4%
Overture Services, Inc. (a)	640	21,882
Yahoo!, Inc. (a)	1,400	20,664
		42,546
Semiconductor Equipment & Products - 6.4%
Advanced Micro Devices, Inc. (a)	2,200	24,596
Agere Systems, Inc. Class A (a)	4,910	20,818
Altera Corp. (a)	960	19,738
Analog Devices, Inc. (a)	970	35,851
Fairchild Semiconductor International, Inc. Class A (a)	1,200	32,328
Intel Corp.	5,500	157,355
Intersil Corp. Class A (a)	1,270	34,100
KLA-Tencor Corp. (a)	710	41,869
LAM Research Corp. (a)	1,000	25,660
Linear Technology Corp.	500	19,430
LSI Logic Corp. (a)	1,620	20,817
Micron Technology, Inc. (a)	1,750	41,475
Mykrolis Corp.	0	5
National Semiconductor Corp. (a)	1,410	44,443
NVIDIA Corp. (a)	970	33,766
Semtech Corp. (a)	1,640	52,447
Teradyne, Inc. (a)	1,170	38,552
Xilinx, Inc. (a)	550	20,768
		664,018
Software - 4.7%
Adobe Systems, Inc.	400	15,984
Compuware Corp. (a)	2,310	18,110
Microsoft Corp. (a)	7,680	401,348
Vastera, Inc. (a)	5,390	29,861
VERITAS Software Corp. (a)	1,000	28,340
		493,643
TOTAL INFORMATION TECHNOLOGY		1,674,396
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.6%
Chemicals - 1.0%
Lyondell Chemical Co.	1,570	$ 23,205
Millennium Chemicals, Inc.	2,750	37,538
Praxair, Inc.	770	43,967
		104,710
Containers & Packaging - 0.8%
Applied Extrusion Technologies, Inc. (a)	2,200	15,400
Owens-Illinois, Inc. (a)	1,600	25,632
Pactiv Corp. (a)	1,930	39,893
		80,925
Metals & Mining - 0.8%
Alcan, Inc.	800	29,530
Alcoa, Inc.	1,580	53,767
		83,297
TOTAL MATERIALS		268,932
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.2%
AT&T Corp.	5,390	70,717
BellSouth Corp.	7,140	216,699
Citizens Communications Co.	2,540	23,546
SBC Communications, Inc.	1,290	40,067
Verizon Communications, Inc.	2,250	90,248
		441,277
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	2,650	13,224
TOTAL TELECOMMUNICATION SERVICES		454,501
UTILITIES - 1.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	120	5,496
Cinergy Corp.	850	30,201
Dominion Resources, Inc.	240	15,941
FirstEnergy Corp.	1,160	38,628
TXU Corp.	990	53,876
		144,142
TOTAL COMMON STOCKS (Cost $10,622,756)		10,323,628
Cash Equivalents - 1.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.88%, dated 4/30/02 due 5/1/02 (Cost $185,000)	$ 185,010	$ 185,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,807,756)		10,508,628
NET OTHER ASSETS - (0.4)%		(45,621)
NET ASSETS - 100%		$ 10,463,007
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,771,847 and $6,424,193, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $403 for the period.
Income Tax Information

At April 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,866,535. Net unrealized depreciation aggregated $357,907, of which $536,331 related to appreciated investment securities and $894,238 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $185,000) (cost $10,807,756) - See accompanying schedule		$ 10,508,628
Cash		988
Receivable for investments sold		511,021
Receivable for fund shares sold		19,378
Dividends receivable		5,987
Prepaid expenses		9,472
Receivable from investment adviser for expense reductions		351
Total assets		11,055,825
Liabilities
Payable for investments purchased	$ 563,025
Distribution fees payable	5,582
Other payables and accrued expenses	24,211
Total liabilities		592,818
Net Assets		$ 10,463,007
Net Assets consist of:
Paid in capital		$ 11,109,232
Accumulated net investment (loss)		(47,030)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(300,064)
Net unrealized appreciation (depreciation) on investments		(299,131)
Net Assets		$ 10,463,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2002 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,759,642 ÷ 187,497 shares)	$ 9.38
Maximum offering price per share (100/94.25 of $9.38)	$ 9.95
Class T: Net Asset Value and redemption price per share ($3,285,592 ÷ 350,591 shares)	$ 9.37
Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($1,738,597 ÷ 186,171 shares) A	$ 9.34
Class C: Net Asset Value and offering price per share ($2,755,560 ÷ 295,097 shares) A	$ 9.34
Institutional Class: Net Asset Value, offering price and redemption price per share ($923,616 ÷ 98,240 shares)	$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,417
Interest		3,920
Total income		45,337
Expenses
Management fee	$ 25,196
Transfer agent fees	8,836
Distribution fees	27,139
Accounting fees and expenses	30,356
Non-interested trustees' compensation	12
Custodian fees and expenses	2,374
Registration fees	99,478
Audit	12,666
Legal	726
Miscellaneous	93
Total expenses before reductions	206,876
Expense reductions	(114,509)	92,367
Net investment income (loss)		(47,030)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(295,632)
Foreign currency transactions	71
Futures contracts	38,443
Total net realized gain (loss)		(257,118)
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,928)
Futures contracts	5,106
Total change in net unrealized appreciation (depreciation)		(73,822)
Net gain (loss)		(330,940)
Net increase (decrease) in net assets resulting from operations		$ (377,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2002 (Unaudited)	September 5, 2001 (commencement of operations) to October 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (47,030)	$ (4,271)
Net realized gain (loss)	(257,118)	(17,872)
Change in net unrealized appreciation (depreciation)	(73,822)	(225,309)
Net increase (decrease) in net assets resulting from operations	(377,970)	(247,452)
Share transactions - net increase (decrease)	6,104,906	4,983,523
Total increase (decrease) in net assets	5,726,936	4,736,071
Net Assets
Beginning of period	4,736,071	-
End of period (including accumulated net investment loss of $47,030 and $0, respectively)	$ 10,463,007	$ 4,736,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	-
Net realized and unrealized gain (loss)	.05H	(.64)
Total from investment operations	.02	(.64)
Net asset value, end of period	$ 9.38	$ 9.36
Total Return B, C, D	.21%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.35% A	8.02% A
Expenses net of voluntary waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.75% A	1.69% A
Net investment income (loss)	(.71)% A	(.26)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,760	$ 918
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.01)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	.01	(.64)
Net asset value, end of period	$ 9.37	$ 9.36
Total Return B, C, D	.11%	(6.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.62% A	8.22% A
Expenses net of voluntary waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	1.94% A
Net investment income (loss)	(.96)% A	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,286	$ 914
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of sales charges. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	(.01)	(.65)
Net asset value, end of period	$ 9.34	$ 9.35
Total Return B, C, D	(.11)%	(6.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	5.15% A	8.76% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.50% A	2.44% A
Net investment income (loss)	(1.46)% A	(1.01)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,739	$ 827
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)
Net realized and unrealized gain (loss)	.06H	(.63)
Total from investment operations	(.01)	(.65)
Net asset value, end of period	$ 9.34	$ 9.35
Total Return B, C, D	(.11)%	(6.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	5.14% A	8.71% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.50% A	2.45% A
Net investment income (loss)	(1.46)% A	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,756	$ 1,321
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 5, 2001 (commencement of operations) to October 31, 2001.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2002	Year ended October 31,
	(Unaudited)	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	-
Net realized and unrealized gain (loss)	.05G	(.63)
Total from investment operations	.03	(.63)
Net asset value, end of period	$ 9.40	$ 9.37
Total Return B, C	.32%	(6.30)%
Ratios to Average Net Assets F
Expenses before expense reductions	4.12% A	7.70% A
Expenses net of voluntary waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.50% A	1.43% A
Net investment income (loss)	(.46)% A	-A
Supplemental Data
Net assets, end of period (000 omitted)	$ 924	$ 756
Portfolio turnover rate	158% A	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period September 5, 2001 (commencement of operations) to October 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Tax Managed Stock Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,845	$ 996
Class T	.25%	.25%	6,414	1,974
Class B	.75%	.25%	7,169	6,370
Class C	.75%	.25%	11,711	9,230
			$ 27,139	$ 18,570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 4,144	$ 2,319
Class T	3,143	1,485
Class B	4,626	4,626*
Class C	544	544*
	$ 12,457	$ 8,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 1,299	.18*
Class T	2,565	.20*
Class B	1,589	.22*
Class C	2,505	.21*
Institutional Class	878	.20*
	$ 8,836

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions.The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ 19,202
Class T	2.00%	33,689
Class B	2.50%	18,969
Class C	2.50%	30,904
Institutional Class	1.50%	11,628
		$ 114,392

Certain security trades were directed to brokers who paid $110 of the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7.

7. Other Information.

At the end of the period, FMR or its affiliates held 29% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2002	2001 A	2002	2001 A
Class A Shares sold	89,395	98,102	$ 899,918	$ 959,071
Net increase (decrease)	89,395	98,102	$ 899,918	$ 959,071
Class T Shares sold	261,181	97,707	$ 2,606,391	$ 968,948
Shares redeemed	(8,297)	-	(83,275)	-
Net increase (decrease)	252,884	97,707	$ 2,523,116	$ 968,948
Class B Shares sold	108,112	88,383	$ 1,073,346	$ 878,587
Shares redeemed	(10,324)	-	(101,244)	-
Net increase (decrease)	97,788	88,383	$ 972,102	$ 878,587
Class C Shares sold	171,025	141,267	$ 1,704,995	$ 1,370,907
Shares redeemed	(17,195)	-	(170,111)	-
Net increase (decrease)	153,830	141,267	$ 1,534,884	$ 1,370,907
Institutional Class Shares sold	17,585	80,655	$ 174,886	$ 806,010
Net increase (decrease)	17,585	80,655	$ 174,886	$ 806,010

A Share transactions are for the period September 5, 2001 (commencement of sale of shares) to October 31, 2001.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ATMSI-SANN-0602 157038
1.772776.100

(Fidelity Investment logo)(registered trademark)